CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions	Total	Common shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2014	$ 4,961	$ 25		$ 4,342	$ 2,291	$ (1,736)	$ 39
Beginning balance at Dec. 31, 2014								$ 16
Net income (loss), excluding redeemable non controlling interests	11				22		(11)
Net income (loss), redeemable non controlling interests								6
Other comprehensive income (loss), net of tax	(275)					(273)	(2)
Dividend paid	(291)				(291)			(3)
Capital increase	17			3			14
Share-based compensation	36			36
Other changes	(8)				(7)		(1)
Ending balance at Sep. 30, 2015	4,451	25		4,381	2,015	(2,009)	39
Ending balance at Sep. 30, 2015								19
Beginning balance at Dec. 31, 2015	4,843	25		4,399	2,241	(1,863)	41
Beginning balance at Dec. 31, 2015	18							18
Net income (loss), excluding redeemable non controlling interests	(352)				(347)		(5)
Net income (loss), redeemable non controlling interests								7
Other comprehensive income (loss), net of tax	176					174	2
Dividend paid	(202)				(201)		(1)	(3)
Acquisition of treasury stock	(14)		$ (14)
Share-based compensation	35		5	30
Other changes	(21)			6	2		(29)
Ending balance at Sep. 30, 2016	4,465	$ 25	$ (9)	$ 4,435	$ 1,695	$ (1,689)	$ 8
Ending balance at Sep. 30, 2016	$ 22							$ 22